SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 3,476,495	$ 3,200,583	$ 3,744,512
Total long-lived assets	1,790,538	1,665,670
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	634,550	780,459	698,568
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	120,403	313,167	232,409
Total long-lived assets	76,330	63,143
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	119,035	109,119	95,514
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	49,375	93,911	53,739
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	138,972	78,228	58,811
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	96,372	68,770	83,475
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	8,842	33,158	101,479
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	16,144	17,717	17,411
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	85,407	66,389	55,730
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	1,221,105	1,402,041	1,474,657
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	696,101	852,231	999,144
Total long-lived assets	64,009	60,177
BRAZIL
Revenues generated by geographic location of customers' headquarter
Net revenues	284,478	395,303	339,964
Canada
Revenues generated by geographic location of customers' headquarter
Net revenues	100,284	30,330	57,478
Total long-lived assets	8,898	14,718
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	118,846	94,446	50,004
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	21,396	29,731	28,067
Asia
Revenues generated by geographic location of customers' headquarter
Net revenues	1,620,840	1,018,083	1,571,287
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	560,701	372,687	483,041
Total long-lived assets	204,515	259,197
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	504,656	317,077	620,520
Total long-lived assets	1,002,409	835,991
Korea
Revenues generated by geographic location of customers' headquarter
Net revenues	25,896	72,552	46,697
India
Revenues generated by geographic location of customers' headquarter
Net revenues	61,141	70,893	145,873
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	53,981	43,311	104,467
Vietnam
Revenues generated by geographic location of customers' headquarter
Net revenues	289,621	39,268	4,216
Thailand
Revenues generated by geographic location of customers' headquarter
Net revenues	6,108	12,753	23,511
Total long-lived assets	295,240	331,931
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	118,736	89,542	$ 142,962
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 139,137	$ 100,513